Warrants	12 Months Ended
Dec. 31, 2021
Disclosure of warrants [Abstract]
Warrants

14Warrants

Warrant activity for the period ended December 31, 2021 and year ended December 31, 2020, was as follows:

	December 31, 2021			December 31, 2020
					(Recast – note 2)
		Weighted			Weighted
		average			average
		exercise			exercise
	Number	price	Amount	Number	price	Amount
	#	$ CAD	$	#	$ CAD	$

Opening balance	2,457,613	3.72	2,116	134,766	6.53	254
Granted	10,714,286	2.67	6,079	3,069,501	3.72	2,678
Exercised	–	–	–	(611,888)	3.72	(569)
Expired	–	–	–	(134,766)	6.53	(251)
Closing balance	13,171,899	2.87	8,195	2,457,613	3.72	2,112

The fair values of warrants are estimated using the Black-Scholes option pricing model. The weighted average assumptions used in the Black-Scholes valuation model for the periods presented were as follows:

	2021	2020

Risk-free interest rate	0.51%	0.27%
Market price	$2.67CAD	$3.72CAD
Expected volatility	92%	83%
Expected dividend yield	–	–
Expected life (years)	2.5	2